Commitments and Contingencies - Additional Information (Detail) - USD ($)			5 Months Ended
	Nov. 27, 2020	Nov. 23, 2020	Dec. 31, 2020
Other Commitments [Line Items]
Stock issued during the period shares new issues	16,377,622
Payment of stock issuance costs			$ 607,453
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of days given to the underwriters to exercise over allotment option	45 days
Common stock subscribed but not yet issued	2,250,000
Stock issued during the period shares new issues	1,377,622
IPO [Member]
Other Commitments [Line Items]
Stock issued during the period shares new issues	16,377,622	2,250,000
Payment of stock issuance costs	$ 3,275,524
Stock issuance costs as percentage of gross proceeds from initial public offer	2.00%
Deferred underwriting fee payable per share	$ 0.35
Deferred underwriting fees	$ 5,732,168		$ 5,732,168